Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Note 15. Subsequent Event
On January 4, 2023, the Company entered into an amendment to its lease agreement of its corporate headquarters located in Fremont, California. The amendment includes the lease of additional facility space in the same building and extending the lease term to end on June 30, 2027, with an option to extend for an additional five-year term. The total future lease payments, after amendment, are approximately $11.7 million, of which $1.0 million is payable in 2023.